Consolidated Statements of Cash Flows (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Change in debt exchange [Line Items]
Sale of premises and equipment	$ 72	$ 3	$ 16
Non Cash [Member]
Change in debt exchange [Line Items]
Impacts of debt exchange on long-term debt	$ 0	$ 439	$ 0